Fair Value of Financial Instruments (Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	$ 27,274	$ 14,186	$ 22,922	$ 32,355
Loans held for sale, Carrying amount	2,384	1,510
Net loans, Carrying amount	503,577	372,741
Mortgage servicing rights	1,270	1,247	$ 1,181	$ 1,218
Total Assets	780,450	633,119
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	630,548	524,680
Other borrowings, Carrying amount	57,148	18,774
Junior subordinated deferrable interest debentures, Carrying amount	12,840	12,806
Total liabilities	704,746	560,561
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage servicing rights	1,270	1,247
Financial Assets [Member]
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	27,274	14,186
Securities, including Federal Home Loan Bank stock, Carrying amount	174,730	195,035
Certificates of deposit, Carrying amount		1,494
Loans held for sale, Carrying amount	2,384	1,510
Net loans, Carrying amount	503,577	372,741
Mortgage servicing rights, Carrying amount	1,270	1,247
Total Assets	709,235	586,213
Total Assets, Fair value	706,574	584,965
Financial Assets [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	27,274	14,186
Financial Assets [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Securities, including Federal Home Loan Bank stock	174,730	195,035
Certificates of deposit		1,494
Financial Assets [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Loans held for sale	2,384	1,510
Net loans	500,916	371,493
Mortgage servicing rights	1,270	1,247
Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	170,615	129,460
Maturity Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	168,914	128,592
Non-Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	459,933	395,220
Non-Maturity Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	459,933	395,220
Financial Liabilities [Member]
FINANCIAL LIABILITIES
Other borrowings, Carrying amount	57,148	18,774
Junior subordinated deferrable interest debentures, Carrying amount	12,840	12,806
Total liabilities	700,536	556,260
Total liabilities, Fair value	695,733	551,881
Financial Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Other borrowings	57,096	18,774
Junior subordinated deferrable interest debentures	$ 9,790	$ 9,295